Property & Equipment and Software Development Costs (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software development costs

	September 30, 2023	December 31, 2022

Computers and equipment	$99,939	$99,939
Furniture	7,263	7,262
Accumulated depreciation	(85,118)	(66,121)
Total property and equipment, net	$22,084	$41,080

Software development costs	$7,369,257	$6,626,049
Accumulated amortization	(3,823,647)	(2,491,824)
Total software development costs, net	$3,545,610	$4,134,225